C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of intangible assets

Intangible assets
	2020			2019
			IPR1), brands			IPR1), brands
	Capitalized		and other	Capitalized		and other
	development		intangible	development		intangible
	expenses	Goodwill	assets	expenses	Goodwill	assets
Cost
Opening balance	18,681	37,847	52,912	23,719	43,294	58,101
Acquisitions/capitalization	817	—	396	1,545	—	4
Balances regarding acquired/divested business 2)	—	7,104	3,500	(2,099)	(7,093)	(6,049)
Sales/disposals	(1,256)	—	(48)	(4,551)	—	(112)
Translation differences	(193)	(3,359)	(2,847)	67	1,646	968
Closing balance	18,049	41,592	53,913	18,681	37,847	52,912

Accumulated amortizations
Opening balance	(10,896)	—	(43,018)	(14,768)	—	(47,277)
Amortizations	(906)	—	(1,083)	(1,519)	—	(1,019)
Balances regarding divested business 2)		—	35	843	—	5,922
Sales/disposals	1,256	—	48	4,551	—	112
Translation differences	99	—	2,297	(3)	—	(756)
Closing balance	(10,447)	—	(41,721)	(10,896)	—	(43,018)

Accumulated impairment losses
Opening balance	(3,745)	(6,647)	(7,403)	(4,714)	(13,259)	(7,350)
Balances regarding divested business 2)	—	—	—	1,005	7,292	55
Impairment losses	—	—	(137)	(36)	—	(19)
Translation differences	—	—	153	—	(680)	(89)
Closing balance	(3,745)	(6,647)	(7,387)	(3,745)	(6,647)	(7,403)
Net carrying value	3,857	34,945	4,805	4,040	31,200	2,491

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”